Acquisitions - Findus Switzerland (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Assets	€ 6,416.7	€ 6,326.1
Total liabilities	3,824.8	3,719.9
Deferred tax liabilities	(425.1)	(445.7)
Trade and other current payables	(769.8)	(695.4)
Assets (liabilities)	€ 2,591.9	€ 2,606.2